Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization				$ 3,981	$ 3,205			$ 6,934	$ 4,759	$ 2,971
LIFO liquidation gain/(loss)	4,775	15,236						4,775	15,236	21,009
Capital expenditure			3,588	8,305	7,222	9,982	15,540	20,408	22,440	11,927
Olin Brass [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization								3,849	2,622	1,624
LIFO liquidation gain/(loss)								175	8,401	23,253
Capital expenditure								12,455	10,818	3,999
Chase [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization								2,521	1,921	1,200
LIFO liquidation gain/(loss)								1,623		75
Capital expenditure								6,846	10,171	7,377
Oster [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization								247	196	147
LIFO liquidation gain/(loss)								4,478	7,050	(48)
Capital expenditure								558	505	551
Corporate and Eliminations [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization								317	20
LIFO liquidation gain/(loss)								(1,501)	(215)	(2,271)
Capital expenditure								$ 549	$ 946